Principal accounting policies (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 1,818
Cost method impairment charges	$ 949
Equity method impairment charges
Impairment of long-lived assets
Business tax and related surcharges	$ 3,674	$ 1,632	$ 1,742
Advertising expenses	$ 289,069	$ 73,435	$ 22,703
Face value of discount coupons to prospective home buyers, minimum | ¥				¥ 2,000
Face value of discount coupons to prospective home buyers, maximum | ¥				¥ 100,000
Interest or penalties associated with tax positions
Unrecognized uncertain tax positions
Employee benefit expenses	$ 53,969	$ 14,499	$ 9,385
Government grants	4,841	$ 5,696	$ 982
Statutory Reserve	$ 3,930